TAXES ON INCOME (Schedule of Tax Expenses (Tax Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current	$ 3,698	$ (671)	$ 1,410
Previous year		49	62
Deferred	(770)	1,729	(589)
Total taxes on income	2,928	1,107	883
Israel [Member]
Current	3,829	1,411	500
Previous year			62
Deferred	(770)	30	(200)
Subsidiaries outside Israel [Member]
Current	(131)	(2,082)	910
Previous year		49
Deferred		$ 1,699	$ (389)